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                       SUPPLEMENT DATED FEBRUARY 22, 1996
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                             COMMON SENSE(R) TRUST

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The date of the Statement of Additional Information of Common Sense(R) II should be February 8, 1996 rather than February 6, 1996 as stated on the Statement of Additional Information.